ACCRUALS AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUALS AND OTHER PAYABLES [abstract]
Schedule of accruals and other payables
	2018	2019
	RMB’000	RMB’000

Due to third parties	1,586,277	1,895,881
Due to related parties	490,521	459,679
	2,076,798	2,355,560

Schedule of detailed information of accruals and other payables
	2018	2019
	RMB’000	RMB’000
Advance received from disposal of assets classified as held for sale (Note 17)	587,123	848,066
Payables to GIDC assumed by business combination	368,560	368,560
Other deposits received	213,056	199,483
Salary and welfare payables	203,791	222,684
Deposits received for construction projects	209,245	145,446
Other taxes payable	66,896	109,735
Amounts received on behalf of Labor Union	96,523	95,206
Deposits received from ticketing agencies	32,448	30,298
Employee benefits obligations (Note 25)	28,389	26,345
Other advance received	-	3,000
Housing maintenance fund	15,741	2,431
Other payables	255,026	304,306
	2,076,798	2,355,560